Business Combinations - Sao Paulo Cinco Locacao de Torres Ltda (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 17, 2022	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Gross consideration		$ 2,729
Net cash consideration		1,910
Identifiable assets acquired and liabilities assumed:
Customer related intangible asset		1,947
Network related intangible asset		671
Trade and other payables		(921)
Total identifiable net assets acquired		2,729
Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Network assets		1,032
Sao Paulo Cinco Locacao de Torres Ltda (SP5)
Disclosure of detailed information about business combination [line items]
Percentage of business acquired	100.00%
Gross consideration	$ 317,188
Less: cash in business at the date of acquisition	(1,896)
Net cash consideration	315,292
Identifiable assets acquired and liabilities assumed:
Customer related intangible asset	179,903
Network related intangible asset	2,605
Goodwill	438
Right of use asset	82,784
Trade and other receivables	23,575
Trade and other payables	(4,222)
Deferred tax	(69,810)
Total identifiable net assets acquired	229,553
Goodwill	85,739
Revenue - post-acquisition		23,287
Loss - post-acquisition		$ 6,082
Sao Paulo Cinco Locacao de Torres Ltda (SP5) | Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Network assets	13,395
Sao Paulo Cinco Locacao de Torres Ltda (SP5) | Land
Identifiable assets acquired and liabilities assumed:
Network assets	$ 885